Property Plant and Equipment - Changes in Cost, Accumulated Depreciation and Impairment Losses, and the Carrying Amounts of Property, Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation
Sales or disposal
Exchange differences on translating foreign operations
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,234,413
Ending balance	3,209,921	¥ 3,234,413
Property, plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,004,888	10,193,191
Additions	612,666	482,472
Reclassification
Sales or disposal	(344,440)	(328,868)
Deconsolidation		(157,911)
Exchange differences on translating foreign operations	(151,828)	808,105
Other	(8,250)	7,899
Ending balance	11,113,036	11,004,888
Property, plant and equipment [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,770,475)	(7,025,082)
Depreciation	(531,809)	(563,954)
Sales or disposal	301,518	295,447
Deconsolidation		115,522
Exchange differences on translating foreign operations	111,085	(593,073)
Other	(13,434)	665
Ending balance	(7,903,115)	(7,770,475)
Property, plant and equipment [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	649,120
Ending balance	652,478	649,120
Property, plant and equipment [member] | Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	674,562	653,918
Additions	14,867	8,328
Reclassification	3,336	8,129
Sales or disposal	(9,128)	(4,078)
Deconsolidation		(7,346)
Exchange differences on translating foreign operations	(2,385)	15,409
Other	6	202
Ending balance	681,258	674,562
Property, plant and equipment [member] | Land [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(25,442)	(23,224)
Depreciation	(6,399)	(6,086)
Sales or disposal	3,372	3,002
Deconsolidation		1,425
Exchange differences on translating foreign operations	44	(334)
Other	(355)	(225)
Ending balance	(28,780)	(25,442)
Property, plant and equipment [member] | Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,108,948
Ending balance	1,101,044	1,108,948
Property, plant and equipment [member] | Buildings and structures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,954,398	2,758,854
Additions	36,761	35,397
Reclassification	84,185	74,106
Sales or disposal	(39,708)	(39,594)
Deconsolidation		(36,633)
Exchange differences on translating foreign operations	(26,961)	165,930
Other	(3,179)	(3,662)
Ending balance	3,005,496	2,954,398
Property, plant and equipment [member] | Buildings and structures [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,845,450)	(1,694,821)
Depreciation	(106,045)	(107,219)
Sales or disposal	34,386	31,498
Deconsolidation		24,264
Exchange differences on translating foreign operations	15,566	(98,578)
Other	(2,909)	(594)
Ending balance	(1,904,452)	(1,845,450)
Property, plant and equipment [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,256,867
Ending balance	1,161,257	1,256,867
Property, plant and equipment [member] | Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,156,049	6,615,640
Additions	98,025	113,006
Reclassification	292,186	199,180
Sales or disposal	(295,604)	(285,196)
Deconsolidation		(109,783)
Exchange differences on translating foreign operations	(117,006)	609,316
Other	(2,949)	13,886
Ending balance	7,130,701	7,156,049
Property, plant and equipment [member] | Machinery and equipment [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,899,182)	(5,306,138)
Depreciation	(419,365)	(450,649)
Sales or disposal	263,760	260,947
Deconsolidation		89,502
Exchange differences on translating foreign operations	95,475	(494,162)
Other	(10,132)	1,318
Ending balance	(5,969,444)	(5,899,182)
Property, plant and equipment [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	219,478
Ending balance	295,142	219,478
Property, plant and equipment [member] | Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	219,879	164,779
Additions	463,013	325,741
Reclassification	(379,707)	(281,415)
Sales or disposal
Deconsolidation		(4,149)
Exchange differences on translating foreign operations	(5,476)	17,450
Other	(2,128)	(2,527)
Ending balance	295,581	219,879
Property, plant and equipment [member] | Construction in progress [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(401)	(899)
Depreciation
Sales or disposal
Deconsolidation		331
Exchange differences on translating foreign operations		1
Other	(38)	166
Ending balance	¥ (439)	¥ (401)